3. PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT

Property and equipment as of December 31, 2018, consist of the following:

		Accumulated	Net Book	Useful Life
	Cost	Depreciation	Value	Life
Computer & Office Equipment	$13,751	$13,079	$672	3 Years
Software (Video System)	19,061	19,061	—	5 Years
	$32,812	$32,140	$672

Property and equipment as of December 31, 2017, consist of the following:

		Accumulated	Net Book	Useful Life
	Cost	Depreciation	Value	Life
Computer & Office Equipment	$13,751	$12,399	$1,352	3 Years
Software (Video System)	19,061	19,061	—	5 Years
Construction in Process	892,639		892,639
	$925,451	$31,460	$893,991

Depreciation expense for the years ended December 31, 2018 and 2017, was $680 and $1,014, respectively. During the year ended December 31, 2018, $892,639 of Guam and U.S. Virgin Islands assets under construction were considered to be impaired due to the uncertainty of the projects and written-off. During the year ended December 31, 2017, $48,998 of Cayman Islands assets under construction was considered to be impaired due to the uncertainty of the project and were written off.